Segments Information	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Segments Information
Note 22 - Segments Information

The Company's chief operating decision maker (CODM) reviews internal management reports on a consolidated basis. The Company has only one strategic business unit.

Geographical information

The Company is domiciled in Israel and it operates in Israel, Italy and in Spain through its subsidiaries that own seventeen PV Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants  and also in Israel through Dori Energy.

The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Israel	183	-	-
The Netherlands	303	-	-
Italy	10,143	8,919	9,567
Spain	3,007	2,713	2,879
Total income	13,636	11,632	12,446

The following table lists the fixed assets, net from the Company's operation:

	For the year ended December 31
	2017	2016
	€ in thousands
Israel	22	30
Netherland	15,046	5,081
Italy	48,555	52,122
Spain	15,214	16,041
Total fixed assets, net	78,837	73,274

Major customers

Revenues are mainly derived from one customer in each of the Israeli, Italian and Spanish subsidiaries (government agencies).